DEBT - Schedule of Outstanding Gross Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 175,156	$ 194,413
Long-term debt	827,241	866,671
Total long-term debt and short-term debt	1,002,397	1,061,084
Debt issuance costs	7,100	$ 5,600
CoolCo debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	114,437
Long-term debt	827,241
Total long-term debt and short-term debt	941,678
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	60,719
Long-term debt	0
Total long-term debt and short-term debt	$ 60,719